Net (Loss) Income per Share and Unaudited Pro Forma Net Income per Share - Unaudited Pro Forma Net Income per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Numerator:
Net income, as reported	$ (5,095)	$ 8,926	$ 9,309	$ 23,675	$ 36,971	$ 84,724
Net (loss) income attributable to common stockholders	$ (5,060)	$ 8,958	9,412	$ 23,776	37,105	$ 84,841
Interest expense on the remainder of the Term Loan Facility used to fund the dividend			(436)		873
Pro forma net income			$ 8,976		$ 36,098
Denominator:
Weighted-average shares used to compute net income (loss) per share attributable to common stockholders, basic	124,363,078	10,000,000	48,121,026	10,000,000	10,000,000
Adjustments to reflect the Common Stock Conversion			156,500,000		156,499,960
Adjustments to reflect the Common Stock Repurchases			(2,068,274)		(2,068,234)
Total shares sold in the IPO as their proceeds were required to pay the dividend in excess of current year earnings and the portion funded by the Term Loan Facility that remains unpaid after the IPO			25,000,000		25,000,000
Total			189,431,726		189,431,726
Pro forma net income per share attributable to common stockholders			$ 0.05		$ 0.19
Adjustments
Denominator:
Weighted-average shares used to compute net income (loss) per share attributable to common stockholders, basic			10,000,000